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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Cash Reserves Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through December 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                  CASH RESERVES
                                      FUND

                                     Annual
                                     Report

                                    12/31/04

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Comparing Ongoing Fund Expenses                              4
Portfolio Management Discussion                              6
Schedule of Investments                                      9
Financial Statements                                        13
Notes to Financial Statements                               22
Report of Independent Registered Public Accounting Firm     28
Trustees, Officers and Service Providers                    29

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
-----------------------------------------------------------------------------
After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, gold, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk aversion that favored small cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied twelve straight up quarters and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

Welcome to former Safeco fund shareholders

With this report, we also would like to acknowledge the investors in former Safeco mutual funds who now are shareholders of Pioneer funds. We would like to welcome you again to the Pioneer fund family and assure you of our commitment to provide the highest quality portfolio management and personal service. Pioneer has emerged as a growing presence in the ranks of major U.S. management firms. As a shareholder in a Pioneer mutual fund, you have a significantly more investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals. Or, feel free to call Pioneer directly at 1-800-225-6292 for assistance.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

U.S. Corporate Bonds                       54.4%
U.S. Government & Agency Obligations       27.8%
Temporary Cash Investments                 13.6%
U.S. Government Securities                  4.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

  1.    Federal Home Loan Mortgage Corp., Floating Rate, 2/4/05          8.98%
  2.    General Electric Capital Corp., Floating Rate, 12/16/05          5.78
  3.    Federal Home Loan Mortgage Corp., 1.7%, 5/24/05                  4.81
  4.    Federal Home Loan Mortgage Corp. Multifamily VRD Certificate,
         1.12%, 1/15/42                                                  4.78
  5.    Federal Home Loan Mortgage Corp., 1.47%, 3/1/05                  4.65
  6.    Federal Home Loan Mortgage Corp., 1.28%, 4/22/05                 4.49
  7.    National Rural Utilities, 1.76%, 3/10/05                         4.49
  8.    Bank One Corp., Floating Rate, 8/23/05                           4.27
  9.    Bank of America Corp., Floating Rate, 4/28/05                    3.61
 10.    Citigroup, Inc., Floating Rate, 9/1/05                           3.61

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04
--------------------------------------------------------------------------------

Share Prices
--------------------------------------------------------------------------------

Net Asset Value per Share    12/31/04   12/31/03
 Class A Shares                $1.00      $1.00
 Class B Shares                $1.00      $1.00
 Class C Shares                $1.00      $1.00
 Class R Shares                $1.00      $1.00

                          12/31/04   12/11/04
 Investor Class Shares     $1.00      $1.00

Distributions
--------------------------------------------------------------------------------

Per Share                Income        Short-Term       Long-Term
(1/1/04 - 12/31/04)      Dividends     Capital Gains    Capital Gains
 Class A Shares          $0.00448         $   -            $   -
 Class B Shares           0.00060             -                -
 Class C Shares           0.00060             -                -
 Class R Shares           0.00268             -                -
 (12/11/04 - 12/31/04)
 Investor Class Shares    0.00067             -                -

Yields*
--------------------------------------------------------------------------------

                          7-Day Annualized   7-Day Effective**
 Class A Shares                1.12%              1.13%
 Class B Shares                0.24%              0.24%
 Class C Shares                0.13%              0.13%
 Class R Shares                0.91%              0.91%
 Investor Class Shares         1.33%              1.34%

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

** Assumes daily compounding of dividends. The 7-day effective yield if fees and expenses were not subsidized would be as follows: Investor Class Shares 1.25%. Class A, Class B, Class C and Class R fees and expenses were not subsidized.

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

   Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from July 1, 2004 through December 31, 2004

                                                                                     Investor
Share Class                          A            B            C            R          Class
----------------------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 7/1/04**
Ending Account Value            $1,003.60    $1,000.30    $1,000.30    $1,002.30    $1,000.70
On 12/31/04
Expenses Paid During Period*    $    4.51    $    7.74    $    7.69    $    5.71    $    0.25

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.54%, 1.53%, 1.13% and 0.41%, for Class A, Class B, Class C, Class R and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) (21/366 for Investor Class shares).

** 12/11/04 for Investor Class shares.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004

                                                                                     Investor
Share Class                          A            B            C            R          Class
---------------------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 7/1/04**
Ending Account Value            $1,020.41    $1,018.45    $1,018.45    $1,019.51    $1,002.76
On 12/31/04
Expenses Paid During Period*    $    4.55    $    7.81    $    7.76    $    5.75    $    0.25

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.54%, 1.53%, 1.13% and 0.41%, for Class A, Class B, Class C, Class R and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) (21/366 for Investor Class shares).

** 12/11/04 for Investor Class shares.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

Although the U.S. Federal Reserve started to raise short-term interest rates from the lowest levels reached in more than four decades, 2004 remained a year in which money market investments offered extremely low yields by historical measures. Despite five increases in interest rates between June 30 and December 31, the key Fed Funds Rate ended the year at just 2.25%. Throughout the 12 months ended December 31, 2004, Pioneer Cash Reserves Fund maintained a $1 share price and provided modest income consistent with the yields available in the money market. The Fund invests exclusively in high-quality money market instruments issued by the U.S. government and domestic corporations and banks. All issues have the highest ratings from the two nationally recognized ratings organizations: A1 by Standard & Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Fund shares.)

In the following discussion, Andrew D. Feltus reviews the investment environment and the strategies that affected Pioneer Cash Reserves Fund over the 12 months ended December 31, 2004. Mr. Feltus is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.

Q: How did the Fund perform during 2004?

A: For the 12 months ended December 31, 2004, Class A shares of Pioneer Cash
   Reserves Fund had a total return of 0.45%, at net asset value. On December 31, 2004, the Fund's seven-day effective yield for Class A shares was 1.13%. For the 12 months, the average total return among the 395 funds in Lipper's Money Market Fund category was 0.60%.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like during the year?

A: For virtually the entire first half of 2004, the influential Fed Funds Rate remained at a 46-year low of 1.00%. The situation began to change when the Federal Reserve raised the rate on June 30 by one-quarter of one percentage point and signaled that it intended to initiate further increases on a gradual basis. The central bank

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   raised the rate four more times, and the Fed Funds Rate stood at 2.25% at the end of the year.

   The rate increases occurred against a backdrop of continued economic growth and hints of an increase in inflationary pressure. Economic growth, as measured by growth in Gross Domestic Product (GDP), rose by an average annualized rate of 4.6% during the first nine months of 2004. Affected by the higher costs of energy, the Consumer Price Index rose to about 3.5% by the end of November. While periodic concerns about low new-job creation did arise, in general the Federal Reserve Board believed that the economy was gathering enough strength that monetary policy could be tightened to avert the possibility of increasing inflationary threats.

   At the end of the year, the Federal Reserve was widely expected to continue to raise short-term rates further in 2005.

Q: What were your principal strategies in this low-interest rate environment?

A: We held to our commitment to high quality money market instruments. We started gradually to lower the Fund's effective duration so that we could take advantage of higher yields available as the Federal Reserve Board proceeded with its rate increases. At the end of the year, the effective duration of the Fund was 60 days, and we were moving to have a target duration of about 45 days as the new year unfolded.

Q: What is your investment outlook?

A: We anticipate that the economy will show sustained growth in 2005 and that the Federal Reserve Board will maintain its policy of raising short-term grates gradually. At the same time, because of budget pressures and concern about the federal deficit, the government is likely to put new brakes on spending. The combination of the tighter monetary policy and restrained fiscal policy may act as a drag on the pace of economic growth and ultimately cause a possible change in monetary policy.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                           (continued)
--------------------------------------------------------------------------------

   If economic growth does begin to slow, the Federal Reserve may revise its current bias toward raising short-term rates. However, until that appears to be imminent, we intend to continue to keep the Fund's effective duration relatively short to enable us to invest in newer, higher-yielding securities that have the potential to raise the level of income to be distributed to shareholders.

   Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

  Principal
   Amount                                                                Value
               COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%
               Banks - 4.1%
               Thrifts & Mortgage Finance - 4.1%
 $14,915,560   Federal Home Loan Mortgage Corp. Multifamily
               VRD Certificate, 1.12%, 1/15/42                    $ 14,915,560
                                                                  ------------
               Total Banks                                        $ 14,915,560
                                                                  ------------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $14,915,560)                                 $ 14,915,560
                                                                  ------------
               CORPORATE BONDS - 53.8%
               Materials - 0.9%
               Diversified Chemical - 0.9%
   3,200,000   E.I. Dupont Nemour, 6.52%, 10/17/05                $  3,299,884
                                                                  ------------
               Total Materials                                    $  3,299,884
                                                                  ------------
               Capital Goods - 7.0%
               Industrial Conglomerates - 5.9%
   3,725,000   General Electric Capital Corp., Floating Rate,
               3/15/05                                            $  3,726,357
  18,000,000   General Electric Capital Corp., Floating Rate,
               12/16/05                                             18,005,432
                                                                  ------------
                                                                  $ 21,731,789
                                                                  ------------
               Industrial Machinery - 1.1%
   4,000,000   Caterpillar Financial Service Corp., 1.94%,
               4/25/05                                            $  4,003,826
                                                                  ------------
               Total Capital Goods                                $ 25,735,615
                                                                  ------------
               Food & Drug Retailing - 1.6%
               Hypermarkets & Supercenters - 1.6%
     750,000   Wal-Mart Stores, Inc., 4.15%, 6/15/05              $    754,992
   5,000,000   Wal-Mart Stores, Inc., Floating Rate, 2/22/05         4,999,778
                                                                  ------------
                                                                  $  5,754,770
                                                                  ------------
               Total Food & Drug Retailing                        $  5,754,770
                                                                  ------------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

 Principal
   Amount                                                                 Value
              Banks - 15.5%
              Diversified Banks - 15.5%
$7,650,000    Bank of America Corp., Floating Rate, 1/31/05        $  7,652,321
11,250,000    Bank of America Corp., Floating Rate, 4/28/05          11,258,032
 3,870,000    Bank One Corp., 7.0%, 7/15/05                           3,962,869
13,300,000    Bank One Corp., Floating Rate, 8/23/05                 13,313,587
 4,000,000    First Union Corp., Floating Rate, 3/31/05               4,003,961
   425,000    Nationsbank Corp., 6.375%, 5/15/05                        431,278
 3,150,000    Nationsbank Corp., 6.875%, 2/15/05                      3,170,949
 6,475,000    Wells Fargo & Co., 4.8%, 7/29/05                        6,566,064
 1,605,000    Wells Fargo & Co., 7.25%, 8/24/05                       1,653,632
 3,000,000    Wells Fargo Financial, 6.75%, 6/1/05                    3,055,286
 1,250,000    Wells Fargo Financial, 7.6%, 5/3/05                     1,271,691
                                                                   ------------
                                                                   $ 56,339,670
                                                                   ------------
              Total Banks                                          $ 56,339,670
                                                                   ------------
              Diversified Financials - 24.7%
              Asset Management & Custody Banks - .6%
 2,000,000    Mellon Funding Corp., 7.50%, 6/15/05                 $  2,047,069
                                                                   ------------
              Consumer Finance - 8.4%
 6,000,000    American Express, Floating Rate, 11/4/05             $  6,000,949
 5,845,000    American Express, Floating Rate, 4/18/05                5,848,171
14,000,000    National Rural Utilities, 1.76%, 3/10/05               14,009,624
 3,250,000    National Rural Utilities, 5.50%, 1/15/05                3,254,311
 1,500,000    National Rural Utilities, 6.125%, 5/15/05               1,522,027
   250,000    National Rural Utilities, Floating Rate, 2/7/05           250,086
                                                                   ------------
                                                                   $ 30,885,168
                                                                   ------------
              Investment Banking & Brokerage - 8.0%
 3,000,000    Lehman Brothers Holdings, 7.75%, 3/15/05             $  3,006,737
10,000,000    Merrill Lynch, 1.1%, 12/2/05                           10,001,081
 5,000,000    Merrill Lynch, Floating Rate, 1/5/05                    5,000,008
 3,500,000    Merrill Lynch, Floating Rate, 2/3/05                    3,500,883
 5,500,000    Merrill Lynch, Floating Rate, 3/8/05                    5,503,919
 2,055,000    Morgan Stanley Dean Witter, 7.75%, 6/15/05              2,105,650
                                                                   ------------
                                                                   $ 29,118,278
                                                                   ------------

  10 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
   Amount                                                                      Value
               Diversified Financial Services - 7.7%
 $10,000,000   Associates Corp., Floating Rate, 6/27/05                 $ 10,000,000
   3,000,000   Citigroup, Inc., Floating Rate, 5/19/05                     3,001,261
  11,250,000   Citigroup, Inc., Floating Rate, 9/1/05                     11,255,792
   3,700,000   General Electric Capital Corp., Floating Rate,
               1/9/06                                                      3,703,514
                                                                        ------------
                                                                        $ 27,960,567
                                                                        ------------
               Total Diversified Financials                             $ 90,011,082
                                                                        ------------
               Insurance - 2.8%
               Multi-Line Insurance - 2.8%
  10,200,000   American General Finance, Floating Rate,
               3/24/05                                                  $ 10,208,011
                                                                        ------------
               Total Insurance                                          $ 10,208,011
                                                                        ------------
               Technology Hardware & Equipment - 1.3%
               Computer Hardware - 1.3%
   5,000,000   IBM Corp., Floating Rate, 12/8/05                        $  5,000,000
                                                                        ------------
               Total Technology Hardware & Equipment                    $  5,000,000
                                                                        ------------
               TOTAL CORPORATE BONDS
               (Cost $196,349,032)                                      $196,349,032
                                                                        ------------
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.5%
  14,000,000   Federal Home Loan Mortgage Corp., 1.28%, 4/22/05         $ 14,000,000
   6,000,000   Federal Home Loan Mortgage Corp., 1.38%, 3/28/05            6,000,000
  14,500,000   Federal Home Loan Mortgage Corp., 1.47%, 3/1/05            14,500,000
  15,000,000   Federal Home Loan Mortgage Corp., 1.7%, 5/24/05            15,000,000
  10,000,000   Federal Home Loan Mortgage Corp., 2.3%, 8/12/05            10,000,000
  28,000,000   Federal Home Loan Mortgage Corp., Floating Rate,
               2/4/05                                                     27,999,272
   4,000,000   Federal National Mortgage Association, 1.65%,
               5/16/05                                                     4,000,000
   9,000,000   Federal National Mortgage Association, Floating Rate,
               4/28/05                                                     8,999,706
                                                                        ------------
                                                                        $100,498,978
                                                                        ------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $100,498,978)                                      $100,498,978
                                                                        ------------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

  Principal
    Amount                                                               Value
              TEMPORARY CASH INVESTMENTS - 13.4%
              Commercial Paper - 10.7%
$4,000,000    Coca Cola Co., 2.21%, 1/12/05                       $  3,997,299
 6,000,000    Coca Cola Co., 2.21%, 1/26/05                          5,990,792
10,400,000    Knight Ridder, Inc., 2.26%, 2/1/05 (144A)             10,379,760
 3,900,000    PACCAR Financial, 2.36%, 3/11/05                       3,882,359
 7,500,000    PACCAR Financial, 2.36%, 3/11/05                       7,459,331
 7,490,000    Pfizer, Inc., 2.01%, 1/3/05                            7,489,164
                                                                  ------------
                                                                  $ 39,198,705
                                                                  ------------
              Repurchase Agreement - 2.7%
10,000,000    UBS Warburg, Inc., 1.00%, dated 12/31/04,
              repurchase price of $10,000,000 plus accrued
              interest on 1/3/05 collateralized by $9,964,000
              U.S. Treasury Bill, 6.75%, 5/15/05                  $ 10,000,000
                                                                  ------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $49,198,705)                                  $ 49,198,705
                                                                  ------------
              TOTAL INVESTMENT IN SECURITIES - 98.8%
              (Cost $360,962,275) (a)                             $360,962,275
                                                                  ------------
              OTHER ASSETS AND LIABILITIES - 1.2%                 $  4,365,422
                                                                  ------------
              TOTAL NET ASSETS - 100.0%                           $365,327,697
                                                                  ------------

(144A)  Security is exempt from registration under Rule 144A of the Securities
        Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At
        December 31, 2004, the value of these securities amounted to $10,379,760 or 2.8% of net assets.

(a) At December 31, 2004, the net unrealized loss on investments base d on cost for federal income tax purposes of $360,962,365 was as follows:

        Aggregate gross unrealized gain for all investments in which there i s an excess of value over tax cost $ -

        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                                                    (90)
                                                                                      ---------
        Net unrealized loss                                                           $     (90)
                                                                                      ---------

 Purchases and sales of securities (excluding temporary cash investments) for the year ended
 December 31, 2004 aggregated $7,949,788,130 and $7,899,817,031, respectively.

 12 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $360,962,275)                 $360,962,275
  Cash                                                               82,715
  Receivables -
   Investment securities sold                                        90,375
   Fund shares sold                                               4,965,531
   Interest                                                       1,437,715
   Due from Pioneer Investment Management, Inc.                       4,547
  Other                                                              14,256
                                                               ------------
     Total assets                                              $367,557,414
                                                               ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                     $  1,513,892
   Dividends                                                         14,213
  Due to affiliates                                                 362,634
  Accrued expenses                                                  338,978
                                                               ------------
     Total liabilities                                         $  2,229,717
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $365,402,836
  Undistributed net investment income                                10,919
  Accumulated net realized loss on investments                      (86,058)
                                                               ------------
     Total net assets                                          $365,327,697
                                                               ------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $192,859,815/193,016,456 shares)           $       1.00
                                                               ------------
  Class B (based on $46,559,265/46,524,624 shares)             $       1.00
                                                               ------------
  Class C (based on $34,413,471/34,402,675 shares)             $       1.00
                                                               ------------
  Class R (based on $319,040/319,041 shares)                   $       1.00
                                                               ------------
  Investor Class (based on $91,176,106/91,160,344 shares)      $       1.00
                                                               ------------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/04

INVESTMENT INCOME:
  Interest                                                                $5,612,236
                                                                          ----------
EXPENSES:
  Management fees                                           $1,612,511
  Transfer agent fees and expenses
   Class A                                                     816,922
   Class B                                                     231,006
   Class C                                                     170,569
   Class R                                                         540
   Investor Class                                               17,744
  Distribution fees
   Class A                                                     355,630
   Class B                                                     682,377
   Class C                                                     750,238
   Class R                                                       1,587
  Administrative reimbursements                                 57,677
  Custodian fees                                                39,521
  Registration fees                                            114,065
  Professional fees                                             43,003
  Printing expense                                              22,339
  Fees and expenses of nonaffiliated trustees                    7,932
  Miscellaneous                                                    648
                                                            ----------
     Total expenses                                                       $4,924,309
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                    (610,542)
     Less fees paid indirectly                                                (6,461)
                                                                          ----------
     Net expenses                                                         $4,307,306
                                                                          ----------
       Net investment income                                              $1,304,930
                                                                          ----------
REALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                        $     (570)
                                                                          ----------
  Net increase in net assets resulting from operations                    $1,304,360
                                                                          ----------

14 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03

                                                           Year Ended        Year Ended
                                                            12/31/04          12/31/03
FROM OPERATIONS:
Net investment income                                    $    1,304,930    $     802,534
Net realized gain (loss) on investments                            (570)           9,650
                                                         --------------    -------------
  Net increase in net assets resulting
   from operations                                       $    1,304,360    $     812,184
                                                         --------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.005 and $0.003 per share, respectively)    $   (1,143,162)   $    (734,229)
  Class B ($0.001 and $0.001 per share, respectively)           (39,575)         (44,501)
  Class C ($0.001 and $0.001 per share, respectively)           (46,318)         (23,800)
  Class R ($0.003 and $0.000 per share, respectively)              (979)              (4)
  Investor Class ($0.001 and $0.000 per share,
   respectively)                                                (63,977)               -
                                                         --------------    -------------
   Total distributions to shareowners                    $   (1,294,011)   $    (802,534)
                                                         --------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  629,192,470    $ 859,428,172
Shares issued in reorganization                              98,537,576                -
Reinvestment of distributions                                 1,159,549          729,144
Cost of shares repurchased                                 (682,108,484)    (929,025,699)
                                                         --------------    -------------
  Net increase (decrease) in net assets resulting
   from Fund share transactions                          $   46,781,111    $ (68,868,383)
                                                         --------------    -------------
  Net increase (decrease) in net assets                  $   46,791,460    $ (68,858,733)
                                                         --------------    -------------
NET ASSETS:
Beginning of year                                           318,536,237      387,394,970
                                                         --------------    -------------
End of year (including undistributed net investment
  income of $10,919 and $0, respectively)                $  365,327,697    $ 318,536,237
                                                         --------------    -------------


The accompanying notes are an integral part of these financial statements.   15

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03

                                    '04 Shares       '04 Amount        '03 Shares        '03 Amount
CLASS A
Shares sold                         359,403,711    $  359,403,712       593,892,186    $  593,901,520
Reinvestment of distributions         1,028,167         1,028,167           670,609           670,609
Less shares repurchased            (394,612,758)     (394,612,761)     (636,385,479)     (636,385,479)
                                   ------------    --------------      ------------    --------------
  Net decrease                      (34,180,880)   $  (34,180,882)      (41,822,684)   $  (41,813,350)
                                   ------------    --------------      ------------    --------------
CLASS B
Shares sold                         106,279,306    $  106,279,305       116,792,205    $  116,792,205
Reinvestment of distributions            31,902            31,902            38,700            38,700
Less shares repurchased            (118,810,477)     (118,810,479)     (142,675,843)     (142,675,843)
                                   ------------    --------------      ------------    --------------
  Net decrease                      (12,499,269)   $  (12,499,272)      (25,844,938)   $  (25,844,938)
                                   ------------    --------------      ------------    --------------
CLASS C
Shares sold                         162,073,574    $  162,073,574       147,936,804    $  147,936,804
Reinvestment of distributions            38,426            38,426            19,832            19,832
Less shares repurchased            (159,914,693)     (159,914,694)     (149,376,088)     (149,376,088)
                                   ------------    --------------      ------------    --------------
  Net increase (decrease)             2,197,307    $    2,197,306        (1,419,452)   $   (1,419,452)
                                   ------------    --------------      ------------    --------------
CLASS R (a)
Shares sold                           1,243,646    $    1,243,646           797,643    $      797,643
Reinvestment of distributions               925               925                 3                 3
Less shares repurchased              (1,134,886)       (1,134,886)         (588,289)         (588,289)
                                   ------------    --------------      ------------    --------------
  Net increase                          109,685    $      109,685           209,357    $      209,357
                                   ------------    --------------      ------------    --------------
INVESTOR CLASS
Shares sold                             198,303    $      192,233
Shares issued in
  reorganization                     98,537,576        98,537,576
Reinvestment of distributions            60,129            60,129
Less shares repurchased              (7,635,664)       (7,635,664)
                                   ------------    --------------
  Net increase                       91,160,344    $   91,154,274
                                   ------------    --------------

(a)  Class R shares were first publicly offered on April 1, 2003.

 16 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                12/31/04     12/31/03     12/31/02     12/31/01     12/31/00
CLASS A
Net asset value, beginning of period                            $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                --------     --------     --------     --------     --------
Increase from investment operations:
 Net investment income                                          $  0.005     $  0.003     $   0.01     $   0.03     $   0.05
                                                                --------     --------     --------     --------     --------
Distributions to shareowners:
 Net investment income                                            (0.005)      (0.003)       (0.01)       (0.03)       (0.05)
                                                                --------     --------     --------     --------     --------
Net asset value, end of period                                  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                --------     --------     --------     --------     --------
Total return*                                                       0.45%        0.26%        1.15%        3.29%        5.53%
Ratio of net expenses to average net assets+                        0.93%        1.00%        0.76%        0.93%        1.02%
Ratio of net investment income to average net assets+               0.45%        0.26%        1.18%        2.89%        5.36%
Net assets, end of period (in thousands)                        $192,860     $227,052     $268,861     $493,871     $242,861
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                       0.93%        1.06%        0.93%        0.94%        1.02%
 Net investment income                                              0.45%        0.20%        1.01%        2.88%        5.36%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                       0.93%        0.99%        0.75%        0.89%        0.94%
 Net investment income                                              0.45%        0.27%        1.19%        2.93%        5.44%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
+ Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                                12/31/04    12/31/03     12/31/02     12/31/01     12/31/00
CLASS B
Net asset value, beginning of period                            $  1.00     $  1.00      $   1.00     $  1.00      $  1.00
                                                                -------     -------      --------     -------      -------
Increase (decrease) from investment operations:
 Net investment income                                          $ 0.001     $ 0.001      $  0.003     $  0.02      $  0.05
                                                                -------     -------      --------     -------      -------
Distributions to shareowners:
 Net investment income                                           (0.001)     (0.001)       (0.003)      (0.02)       (0.05)
                                                                -------     -------      --------     -------      -------
Net asset value, end of period                                  $  1.00     $  1.00      $   1.00     $  1.00      $  1.00
                                                                -------     -------      --------     -------      -------
Total return*                                                      0.06%       0.05%         0.33%       2.42%        4.64%
Ratio of net expenses to average net assets+                       1.33%       1.21%         1.59%       1.79%        1.86%
Ratio of net investment income to average net assets+              0.06%       0.05%         0.31%       2.08%        4.49%
Net assets, end of period (in thousands)                        $46,559     $59,059      $ 84,901     $55,837      $34,693
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                      1.81%       1.87%         1.81%       1.79%        1.86%
 Net investment income (loss)                                     (0.43)%     (0.61)%        0.09%       2.08%        4.49%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                      1.33%       1.21%         1.58%       1.77%        1.80%
 Net investment income                                             0.06%       0.05%         0.32%       2.10%        4.55%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
+ Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
18

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                12/31/04     12/31/03     12/31/02     12/31/01     12/31/00
CLASS C
Net asset value, beginning of period                            $  1.00      $  1.00      $   1.00     $  1.00      $  1.00
                                                                -------      -------      --------     -------      -------
Increase (decrease) from investment operations:
 Net investment income                                          $ 0.001      $ 0.001      $  0.003     $  0.02      $  0.04
                                                                -------      -------      --------     -------      -------
Distributions to shareowners:
 Net investment income                                           (0.001)      (0.001)       (0.003)      (0.02)       (0.04)
                                                                -------      -------      --------     -------      -------
Net asset value, end of period                                  $  1.00      $  1.00      $   1.00     $  1.00      $  1.00
                                                                -------      -------      --------     -------      -------
Total return*                                                      0.06%        0.05%         0.28%       2.33%        4.54%
Ratio of net expenses to average net assets+                       1.33%        1.19%         1.64%       1.90%        2.00%
Ratio of net investment income to average net assets+              0.06%        0.05%         0.27%       2.09%        4.27%
Net assets, end of period (in thousands)                        $34,413      $32,216      $ 33,633     $17,118      $11,195
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                      1.70%        1.86%         1.88%       1.91%        2.00%
 Net investment income (loss)                                     (0.31)%      (0.62)%        0.02%       2.08%        4.27%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                      1.33%        1.19%         1.62%       1.87%        1.87%
 Net investment income                                             0.06%        0.05%         0.28%       2.12%        4.40%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
+ Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   4/1/03(a)
                                                                  Year Ended          to
                                                                   12/31/04        12/31/03
CLASS R
Net asset value, beginning of period                               $   1.00        $   1.00
                                                                   --------        --------
Increase (decrease) from investment operations:
  Net investment income                                            $  0.003        $   0.00(b)
                                                                   --------        --------
Distributions to shareowners:
  Net investment income                                              (0.003)          (0.00)(b)
                                                                   --------        --------
Net asset value, end of period                                     $   1.00        $   1.00
                                                                   --------        --------
Total return*                                                          0.26%           0.01%(c)
Ratio of net expenses to average net assets+                           1.12%           0.91%**
Ratio of net investment income to average net assets+                  0.31%           0.03%**
Net assets, end of period (in thousands)                           $    319        $    209
Ratios with no waiver of management fees and assumptions of
  expenses by PIM and no reductions for fees paid indirectly:
  Net expenses                                                         1.14%           0.99%**
  Net investment income                                                0.29%          (0.05)%**
Ratios with waiver of management fees and assumptions of
  expenses by PIM and reductions for fees paid indirectly:
  Net expenses                                                         1.12%           0.91%**
  Net investment income (loss)                                         0.31%           0.03%**

(a) Class R shares were first publicly offered on April 1,2003.
(b) Amount rounds to less than 0.01 cent per share.
(c) Not annualized.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
 +  Ratio with no reduction for fees paid indirectly.

 20 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     12/11/04
                                                                        to
                                                                     12/31/04
INVESTOR CLASS
Net asset value, beginning of period                                $  1.00
                                                                    -------
Increase (decrease) from investment operations:
  Net investment income                                             $ 0.001
                                                                    -------
Distributions to shareowners:
  Net investment income                                              (0.001)
                                                                    -------
Net asset value, end of period                                      $  1.00
                                                                    -------
Total return*                                                          0.06%(a)
Ratio of net expenses to average net assets+                           0.61%**
Ratio of net investment income to average net assets+                  1.01%**
Portfolio turnover rate
Net assets, end of period (in thousands)                            $91,176
Ratios with no waiver of management fees and assumptions of
  expenses by PIM and no reductions for fees paid indirectly:
  Net expenses                                                         0.68%**
  Net investment income                                                0.94%**
Ratios with waiver of management fees and assumptions of
  expenses by PIM and reductions for fees paid indirectly:
  Net expenses                                                         0.61%**
  Net investment income                                                1.01%**

(a) Not annualized.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
 +  Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund), a series of the Pioneer Money Market Trust is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide current income, preservation of capital and liquidity through investments in high quality short-term securities.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as - Class A, Class B, Class C, Class R, and Investor Class shares. Class R shares and Investor Class shares were first publicly offered on April 1, 2003 and December 10, 2004, respectively. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Shares of Class A, Class B, Class C, Class R, and Investor Class each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by

Pioneer Cash Reserves Fund

   amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2004, the Fund had a net capital loss carryforward of $85,883, of which the following amounts will expire between 2010 and 2012 if not utilized: $84,385 in 2010 and $1,498 in 2012.

   The Fund elected to defer $85 in capital losses recognized between November 1, 2004 and December 31, 2004 to its fiscal year ending December 31, 2005.

   The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

-------------------------------------------------------------
                                      2004             2003
-------------------------------------------------------------
Distributions paid from:
Ordinary income                    $1,294,011        $802,534
Long-term capital gain                      -               -
                                   ----------        --------
Total                              $1,294,011        $802,543
                                   ----------        --------
-------------------------------------------------------------

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

   The following shows the components of accumulated losses on a federal income tax basis at December 31, 2004.

-------------------------------------------------------------
                                                      2004
-------------------------------------------------------------
  Undistributed ordinary income                     $ 10,919
  Capital Loss Carryforward                          (85,883)
  Post-October Loss Deferred                             (85)
  Unrealized Depreciation                                (90)
                                                    --------
  Total                                             $(75,139)
                                                    --------
-------------------------------------------------------------

   The difference between book basis and tax basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Investor Class shares are not subjet to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R, and Investor Class shares can bear different transfer agent and distribution fees.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, and is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2004 $114,918 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

PIM has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $150,062 in transfer agent fees payable to PIMSS at December 31, 2004.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B, and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $97,654 in distribution fees payable to PFD at December 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except for the Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004, Class B shares that are redeemed within five years (six years for shares purchased prior to December 1, 2004) of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1,

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004, CDSCs in the amount of $554,222 were paid to PFD.

5. Expense Offsets
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2004, the Fund's expenses were reduced by $6,460 under such arrangements.

6. Merger Information
On December 8, 2004, beneficial owners of Safeco Money Market Fund (one of the series that comprised Safeco Money Market Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

---------------------------------------------------------------------------------------------
                                                                                   Pioneer
                                                                                     Cash
                                                                                   Reserves
                                                                                     Fund
                                      Pioneer Cash            Safeco Money          (Post-
                                      Reserves Fund            Market Fund       Reorganiza-
                                  (Pre-Reorganization)    (Pre-Reorganization)      tion)
---------------------------------------------------------------------------------------------
 Net Assets                           $281,842,975             $98,537,576       $380,380,551
 Shares Outstanding                    281,943,268              98,537,576        380,480,844
 Investor Class Shares Issued                                                      98,537,576
---------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Money Market Trust and Shareowners of Pioneer Cash Reserves Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Cash Reserves Fund, a series of the Pioneer Money Market Trust (the "Trust") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cash Reserves Fund of the Pioneer Money Market Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
February 18, 2005

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held                                  Principal Occupation During         Other Directorships
Name and Age               With the Fund            Term of Office         Past Five Years                     Held by this Trustee
John F. Cogan, Jr. (78)*   Chairman of the Board,   Serves until           Trustee and President Serves        Director of Harbor
                           Trustee and President    successor trustee is   until retirement or removal;        Global Company, Ltd.
                                                    elected or earlier     Deputy Chairman and a Director
                                                    retirement or          of Pioneer Global Asset
                                                    removal                Management S.p.A. ("PGAM");
                                                                           Non-Executive Chairman and a
                                                                           Director of Pioneer Investment
                                                                           Management USA Inc.
                                                                           ("PIM-USA"); Chairman and a
                                                                           Director of Pioneer; Director
                                                                           of Pioneer Alternative
                                                                           Investment Management Limited
                                                                           (Dublin); President and a
                                                                           Director of Pioneer
                                                                           Alternative Investment
                                                                           Management (Bermuda) Limited
                                                                           and affiliated funds;
                                                                           President and Director of
                                                                           Pioneer Funds Distributor,
                                                                           Inc. ("PFD"); President of all
                                                                           of the Pioneer Funds; and Of
                                                                           Counsel (since 2000, partner
                                                                           prior to 2000), Wilmer Cutler
                                                                           Pickering Hale and Dorr LLP
                                                                           (counsel to PIM-USA and the
                                                                           Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**      Trustee and              Serves until           President and Chief Executive       None
                           Executive Vice           successor trustee is   Officer, PIM-USA since May
                           President                elected or earlier     2003 (Director since January
                                                    retirement or          2001); President and Director
                                                    removal                of Pioneer since May 2003;
                                                                           Chairman and Director of
                                                                           Pioneer Investment Management
                                                                           Shareholder Services, Inc.
                                                                           ("PIMSS") since May 2003;
                                                                           Executive Vice President of
                                                                           all of the Pioneer Funds since
                                                                           June 2003; Executive Vice
                                                                           President and Chief Operating
                                                                           Officer of PIM-USA, November
                                                                           2000 to May 2003; Executive
                                                                           Vice President, Chief
                                                                           Financial Officer and
                                                                           Treasurer, John Hancock
                                                                           Advisers, L.L.C., Boston, MA,
                                                                           November 1999 to November
                                                                           2000; Senior Vice President
                                                                           and Chief Financial Officer,
                                                                           John Hancock Advisers, L.L.C.,
                                                                           April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held                             Principal Occupation During         Other Directorships
Name and Age                   With the Fund         Term of Office       Past Five Years                     Held by this Trustee
David R. Bock** (61)           Trustee since 2005.   Serves until a       Senior Vice President and           Director of The
3050 K. Street NW,                                   successor trustee    Chief Financial Officer,            Enterprise Social
Washington, DC 20007                                 is elected or        I-trax, Inc. (publicly traded       Investment Company
                                                     earlier retirement   health care services company)       (privately-held
                                                     or removal.          (2001-present); Managing            affordable housing
                                                                          Partner, Federal City Capital       finance company);
                                                                          Advisors (boutique merchant         Director of New
                                                                          bank)(1995-2000; 2002 to            York Mortgage Trust
                                                                          2004); Executive Vice               (publicly traded
                                                                          President and Chief Financial       mortgage REIT)
                                                                          Officer, Pedestal Inc.
                                                                          (internet-based mortgage
                                                                          trading company) (2000-2002)

** Mr. Bock became a Trustee of the Fund on January 1, 2005.
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (56)              Trustee since 1997.   Serves until         President, Bush International       Director of Brady
3509 Woodbine Street,                                successor trustee    (international financial advisory   Corporation
Chevy Chase, MD 20815                                is elected or        firm)                               (industrial
                                                     earlier retirement                                       identification and
                                                     or removal                                               specialty coated
                                                                                                              material products
                                                                                                              manufacturer),
                                                                                                              Millennium
                                                                                                              Chemicals, Inc.
                                                                                                              (commodity
                                                                                                              chemicals), Mortgage
                                                                                                              Guaranty Insurance
                                                                                                              Corporation, and
                                                                                                              R.J. Reynolds Tobacco
                                                                                                              Holdings, Inc.
                                                                                                              (tobacco)
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)      Trustee since 1990.   Serves until         Founding Director, The Winthrop     None
1001 Sherbrooke Street West,                         successor trustee    Group, Inc. (consulting firm);
Montreal, Quebec, Canada                             is elected or        Professor of Management, Faculty
H3A 1G5                                              earlier retirement   of Management, McGill University
                                                     or removal
-----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
Pioneer Cash Reserves Fund
-------------------------------------------------------------------------------

                                Positions Held                               Principal Occupation During    Other Directorships
Name and Age                    With the Fund        Term of Office          Past Five Years                Held by this Trustee
Marguerite A. Piret (56)        Trustee since 1987.  Serves until            President and Chief Executive  Director of New America
One Boston Place, 28th Floor,                        successor trustee       Officer, Newbury, Piret &      High Income Fund, Inc.
Boston, MA 02108                                     is elected or earlier   Company, Inc. (investment      (closed-end investment
                                                     retirement or removal   banking firm)                  company)

-----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)            Trustee since 1993.  Serves until            Senior Counsel, Sullivan &     Director, The Swiss
125 Broad Street,                                    successor trustee       Cromwell (law firm)            Helvetia Fund, Inc.
New York, NY 10004                                   is elected or earlier                                  (closed-end investment
                                                     retirement or removal                                  company) and
                                                                                                            AMVESCAP PLC
                                                                                                            (investment managers)
-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)              Trustee since 1987.  Serves until            President, John Winthrop &     None
One North Adgers Wharf,                              successor trustee       Co., Inc. (private investment
Charleston, SC 29401                                 is elected or earlier   firm)
                                                     retirement or removal
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
-------------------------------------------------------------------------------
FUND OFFICERS
-------------------------------------------------------------------------------

                             Positions Held                           Principal Occupation During       Other Directorships
Name and Age                 With the Fund         Term of Office     Past Five Years                   Held by this Officer
Dorothy E. Bourassa (57)     Secretary             Serves at the      Secretary of PIM-USA; Senior      None
                                                   discretion         Vice President-Legal of
                                                   of the Board       Pioneer; and Secretary/Clerk
                                                                      of most of PIM-USA's
                                                                      subsidiaries since October
                                                                      2000; Secretary of all of the
                                                                      Pioneer Funds since September
                                                                      2003 (Assistant Secretary from
                                                                      November 2000 to September
                                                                      2003); and Senior Counsel,
                                                                      Assistant Vice President and
                                                                      Director of Compliance of
                                                                      PIM-USA from April 1998
                                                                      through October 2000
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Secretary   Serves at the      Assistant Vice President and      None
                                                   discretion         Senior Counsel of Pioneer
                                                   of the Board       since July 2002; Vice
                                                                      President and Senior Counsel
                                                                      of BISYS Fund Services, Inc.
                                                                      (April 2001 to June 2002);
                                                                      Senior Vice President and
                                                                      Deputy General Counsel of
                                                                      Funds Distributor, Inc. (July
                                                                      2000 to April 2001; Vice
                                                                      President and Associate
                                                                      General Counsel from July 1996
                                                                      to July 2000); Assistant
                                                                      Secretary of all Pioneer Funds
                                                                      since September 2003
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)         Assistant Secretary   Serves at the      Partner, Wilmer Cutler            None
                                                   discretion         Pickering Hale and Dorr LLP;
                                                   of the Board       Assistant Secretary of all
                                                                      Pioneer Funds since September
                                                                      2003
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)            Treasurer             Serves at the      Vice President-Fund               None
                                                   discretion         Accounting, Administration and
                                                   of the Board       Custody Services of Pioneer;
                                                                      and Treasurer of all of the
                                                                      Pioneer Funds (Assistant
                                                                      Treasurer from June 1999 to
                                                                      November 2000)
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
-------------------------------------------------------------------------------
FUND OFFICERS
-------------------------------------------------------------------------------

                                Positions Held                              Principal Occupation During        Other Directorships
Name and Age                    With the Fund          Term of Office       Past Five Years                    Held by this Officer
Mark E. Bradley (45)            Assistant Treasurer    Serves at the        Deputy Treasurer of Pioneer        None
                                                       discretion           since 2004; Treasurer and
                                                       of the Board         Senior Vice President, CDC
                                                                            IXIS Asset Management Services
                                                                            from 2002 to 2003; Assistant
                                                                            Treasurer and Vice President,
                                                                            MFS Investment Management from
                                                                            1997 to 2002; and Assistant
                                                                            Treasurer of all of the
                                                                            Pioneer Funds since November
                                                                            2004
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)           Assistant Treasurer    Serves at the        Assistant Vice President-Fund      None
                                                       discretion           Accounting, Administration and
                                                       of the Board         Custody Services of Pioneer; and
                                                                            Assistant Treasurer of all of the
                                                                            Pioneer Funds since November 2000
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)              Assistant Treasurer    Serves at the        Fund Accounting Manager-Fund       None
                                                       discretion           Accounting, Administration and
                                                       of the Board         Custody Services of Pioneer; and
                                                                            Assistant Treasurer of all of the
                                                                            Pioneer Funds since May 2002
-----------------------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan (31)     Assistant Treasurer    Serves at the        Fund Administration Manager-Fund   None
                                                       discretion           Accounting, Administration and
                                                       of the Board         Custody Services since June 2003;
                                                                            Assistant Vice President-Mutual
                                                                            Fund Operations of State Street
                                                                            Corporation from June 2002 to June
                                                                            2003 (formerly Deutsche Bank Asset
                                                                            Management); Pioneer Fund
                                                                            Accounting, Administration and
                                                                            Custody Services (Fund Accounting
                                                                            Manager from August 1999 to May
                                                                            2002, Fund Accounting Services
                                                                            Supervisor from 1997 to July 1999);
                                                                            Assistant Treasurer of all Pioneer
                                                                            Funds since September 2003
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
-------------------------------------------------------------------------------
FUND OFFICERS
-------------------------------------------------------------------------------

                       Positions Held                                    Principal Occupation During      Other Directorships Held
Name and Age           With the Fund        Term of Office               Past Five Years                  by this Officer
Martin J. Wolin (37)   Chief Compliance     Serves at the discretion     Chief Compliance Officer         None
                       Officer              of the Board                 of Pioneer (Director of
                                                                         Compliance and Senior Counsel
                                                                         from November 2000 to
                                                                         September 2004); Vice
                                                                         President and Associate
                                                                         General Counsel of UAM Fund
                                                                         Services, Inc. (mutual fund
                                                                         administration company) from
                                                                         February 1998 to November
                                                                         2000; and Chief Compliance
                                                                         Officer of all of the Pioneer
                                                                         Funds.
-----------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


                           This page for your notes.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $23,700 in 2004 and $25,000 in 2003. Included in the 2003 fees is an additional billing related to that audit, which was billed after the Funds filing of its N-CSR for the year ended December 31, 2003.



(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2004 and 2003.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax return, totaled $7,000 in 2004 and $3,600 for 2003.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2004 and 2003.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Funds independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Funds independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Funds independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees
The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,000 in 2004 and $26,900 in 2003.

The Funds audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended December 31, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Cash Reserves Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 9, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 9, 2005

* Print the name and title of each signing officer under his or her signature.